Property, Plant and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 38,247	$ 37,833
Accumulated depreciation and amortization		(10,226)	(9,233)
Property, plant, and equipment - net		28,021	28,600
Depreciation and amortization expenses		1,364	1,348	$ 944
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 20,267	20,636
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	40 years
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 355	740
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 1,740	1,743
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	3 years
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 12,692	12,189
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	1.20%
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	6.97%
Regulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 1,603	941
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 1,590	1,584
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	1.35%
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	33.33%
Regulated [Member] | Acquisition Adjustment of Regulated Facilities [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Plant Acquisition Adjustments for Intangible Utility Plants		$ 665	$ 706
Period of straight-line amortization		40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2016. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.